Short-Term Bond Fund of America®
Investment portfolio
May 31, 2022
unaudited
Bonds, notes & other debt instruments 91.57% U.S. Treasury bonds & notes 52.07% U.S. Treasury 44.28%	Principal amount (000)	Value (000)
U.S. Treasury 0.125% 2022	USD12,000	$11,994
U.S. Treasury 0.125% 2022	10,000	9,947
U.S. Treasury 1.50% 2022	135,500	135,641
U.S. Treasury 1.50% 2022	100,605	100,676
U.S. Treasury 1.625% 2022	243,665	243,788
U.S. Treasury 1.875% 2022	19,480	19,518
U.S. Treasury 2.125% 2022	1,192	1,195
U.S. Treasury 0.125% 2023	275,000	267,869
U.S. Treasury 0.125% 2023	244,700	240,126
U.S. Treasury 0.125% 2023	150,000	144,981
U.S. Treasury 0.125% 2023	108,500	105,334
U.S. Treasury 0.125% 2023	98,000	96,939
U.S. Treasury 0.125% 2023	88,500	86,937
U.S. Treasury 0.125% 2023	85,000	82,910
U.S. Treasury 0.125% 2023	8,500	8,390
U.S. Treasury 0.25% 2023	157,086	154,052
U.S. Treasury 0.75% 2023	250,000	243,715
U.S. Treasury 1.375% 2023	10,000	9,967
U.S. Treasury 2.50% 2023	16,121	16,194
U.S. Treasury 2.625% 2023	223,361	224,287
U.S. Treasury 2.75% 2023	98,795	99,383
U.S. Treasury 0.125% 2024[1]	333,563	320,914
U.S. Treasury 0.25% 2024	250,000	240,430
U.S. Treasury 0.25% 2024	140,439	134,398
U.S. Treasury 0.375% 2024	163,816	157,493
U.S. Treasury 0.625% 2024	10,344	9,870
U.S. Treasury 1.50% 2024	19,500	18,951
U.S. Treasury 1.75% 2024	39,000	38,102
U.S. Treasury 1.75% 2024	14,080	13,841
U.S. Treasury 2.25% 2024	50,000	49,767
U.S. Treasury 2.25% 2024	12,036	11,985
U.S. Treasury 2.50% 2024	610,000	609,807
U.S. Treasury 2.50% 2024	173,425	173,299
U.S. Treasury 0.25% 2025	15,495	14,360
U.S. Treasury 0.25% 2025	13,490	12,390
U.S. Treasury 0.25% 2025	5,000	4,622
U.S. Treasury 0.375% 2025	35,000	32,710
U.S. Treasury 0.375% 2025	15,000	13,773
U.S. Treasury 0.50% 2025	70	66
U.S. Treasury 1.125% 2025	9,150	8,792
U.S. Treasury 1.375% 2025	74,640	72,136
U.S. Treasury 1.50% 2025	45,856	44,411
U.S. Treasury 1.75% 2025	357,000	347,783
U.S. Treasury 2.625% 2025	331,229	330,363
U.S. Treasury 2.75% 2025	81,558	81,669
Short-Term Bond Fund of America — Page 1 of 19

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 0.375% 2026	USD29,065	$26,626
U.S. Treasury 0.75% 2026	38,485	35,572
U.S. Treasury 1.125% 2026	7,540	7,009
U.S. Treasury 0.375% 2027	3,500	3,074
U.S. Treasury 0.625% 2027	3,500	3,096
U.S. Treasury 2.50% 2027	2,500	2,463
U.S. Treasury 2.625% 2027	70,038	69,451
U.S. Treasury 0.625% 2030	2,000	1,687
U.S. Treasury 0.875% 2030[1]	9,850	8,407
U.S. Treasury 1.125% 2031	1,569	1,364
U.S. Treasury 1.25% 2031	1,645	1,433
U.S. Treasury 1.375% 2031	554	486
U.S. Treasury 1.625% 2031[1]	11,800	10,667
U.S. Treasury 1.375% 2040[1]	1,400	1,030
U.S. Treasury 1.875% 2041[1]	1,465	1,176
U.S. Treasury 1.875% 2051	708	540
U.S. Treasury 1.875% 2051	539	412
U.S. Treasury 2.375% 2051	100	86
		5,220,354
U.S. Treasury inflation-protected securities 7.79%
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	99,975	100,937
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	37,558	38,670
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	36,672	37,903
U.S. Treasury Inflation-Protected Security 0.50% 2024[2]	118,367	122,661
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	64,871	67,249
U.S. Treasury Inflation-Protected Security 0.125% 2025[2]	162,543	166,450
U.S. Treasury Inflation-Protected Security 0.125% 2025[2]	7,975	8,170
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	65,803	68,124
U.S. Treasury Inflation-Protected Security 0.125% 2026[2]	90,461	92,042
U.S. Treasury Inflation-Protected Security 0.125% 2026[2]	52,585	53,613
U.S. Treasury Inflation-Protected Security 0.125% 2027[2]	160,715	162,956
		918,775
Total U.S. Treasury bonds & notes		6,139,129
Mortgage-backed obligations 12.22% Collateralized mortgage-backed obligations (privately originated) 5.03%
Argent Securities, Inc., Series 2005-W2, Class M1, 1.741% 2035[3,4]	2,413	2,379
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[3,4,5]	4,199	3,936
Arroyo Mortgage Trust, Series 2019-2, Class A2, 3.498% 2049[3,4,5]	670	658
Arroyo Mortgage Trust, Series 2019-2, Class A3, 3.80% 2049[3,4,5]	4,470	4,404
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 2049[3,4,5]	4,711	4,608
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 2055[3,5]	2,115	2,048
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 2056 (3.495% on 2/25/2026)[3,5,6]	10,933	10,471
Binom Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2061[3,4,5]	4,567	4,436
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[3,4,5]	11,851	11,066
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[3,4,5]	8,004	7,817
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 2061[3,5]	6,167	5,839
BRAVO Residential Funding Trust, Series 2022-NQM1, Class A1, 3.626% 2061 (4.626% on 2/25/2026)[3,5,6]	1,694	1,655
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 2.257% 2070 (6.125% on 1/29/2025)[3,5,6]	3,840	3,620
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1, 2.879% 2049[3,4,5]	5,332	5,245
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[3,4,5]	5,978	5,925
Cascade Funding Mortgage Trust, Series 2021-HB5, Class A, 0.801% 2031[3,4,5]	3,455	3,413
Short-Term Bond Fund of America — Page 2 of 19

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 2031[3,4,5]	USD4,259	$4,195
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M1, 2.125% 2031[3,4,5]	300	288
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[3,4,5]	30,990	30,617
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[3,4,5]	5,861	5,797
CIM Trust, Series 2022-R2, Class A1, 3.75% 2061[3,4,5]	17,180	16,913
Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[3,4,5]	2,531	2,425
COLT Funding Mortgage Loan Trust, Series 2020-2, Class A1, 1.853% 2065[3,5]	993	983
COLT Funding, LLC, Series 2021-5, Class A1, 1.726% 2066[3,4,5]	21,717	19,933
COLT Funding, LLC, Series 2021-5, Class A2, 2.606% 2066[3,4,5]	1,554	1,401
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[3,5]	4,024	3,752
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 2058[3,4,5]	863	852
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[3,4,5]	8,971	8,548
Finance of America HECM Buyout, Series 2020-HB2, Class A, 1.71% 2030[3,4,5]	570	563
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[3,5]	13,269	14,392
Flagstar Mortgage Trust, Series 2021-5INV, Class A5, 2.50% 2051[3,4,5]	2,901	2,703
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (1-month USD-LIBOR + 4.70%) 5.706% 2028[3,4]	3,043	3,124
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class M2, (30-day Average USD-SOFR + 2.80%) 3.333% 2050[3,4,5]	1,035	1,037
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class M2, (1-month USD-LIBOR + 3.75%) 4.756% 2050[3,4,5]	17	17
GCAT, Series 2021-NQM6, Class A1, 1.855% 2066[3,4,5]	32,697	30,867
GS Mortgage-Backed Securities Trust, Series 2020-PJ4, Class A2, 3.00% 2051[3,4,5]	1,739	1,636
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 2026[3,5]	6,572	5,982
Home Partners of America Trust, Series 2021-2, Class B, 2.302% 2026[3,5]	2,953	2,708
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 2039[3,5]	5,356	5,309
Homeward Opportunities Fund Trust, Series 2020-2, 1.657% 2065[3,4,5]	487	486
HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2, 1.591% 2036[3,4]	4,711	4,670
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 2051[3,4,5]	2,265	2,004
JPMorgan Mortgage Acquisition Corp., Series 2006-HE1, Class A4, (1-month USD-LIBOR + 0.58%) 1.586% 2036[3,4]	876	873
JPMorgan Mortgage Trust, Series 2018-3, Class A1, 3.50% 2048[3,4,5]	28	27
JPMorgan Mortgage Trust, Series 2019-1, Class A3, 4.00% 2049[3,4,5]	114	113
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[3,4,5]	12,205	12,200
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[3,4,5]	20,038	19,986
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 2060[3,4,5]	21,553	21,208
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[3,4,5]	2,769	2,628
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 2067 (5.25% on 11/25/2024)[3,5,6]	8,130	7,684
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 1.806% 2053[3,4,5]	15,320	15,238
Mello Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.70%) 1.368% 2055[3,4,5]	11,000	10,903
Mello Warehouse Securitization Trust, Series 2021-2, Class A, (1-month USD-LIBOR + 0.75%) 1.756% 2055[3,4,5]	823	813
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 1.856% 2055[3,4,5]	27,731	27,271
Metlife Securitization Trust, Series 2018-1A, Class A, 3.75% 2057[3,4,5]	381	377
MFRA Trust, Series 2020-NQM1, Class A1, 1.479% 2065[3,4,5]	2,913	2,827
Mill City Mortgage Trust, Series 15-1, Class M2, 3.631% 2056[3,4,5]	3,211	3,211
Mill City Mortgage Trust, Series 2016-1, Class M2, 3.35% 2057[3,4,5]	9,000	8,936
Mill City Mortgage Trust, Series 2019-3, Class A1, 3.50% 2058[3,4,5]	479	474
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 2059[3,4,5]	3,100	3,037
Mill City Mortgage Trust, Series 2019-1, Class A1, 3.25% 2069[3,4,5]	1,242	1,221
MRA Issuance Trust, Series 2020-10, Class A3, (1-month USD-LIBOR + 1.30%) 2.10% 2022[3,4,5]	20,394	20,405
New Residential Mortgage Loan Trust, Series 2016-2, Class A1, 3.75% 2035[3,4,5]	344	337
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1, 3.75% 2055[3,4,5]	691	674
New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75% 2056[3,5]	297	291
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50% 2057[3,4,5]	2,803	2,781
Short-Term Bond Fund of America — Page 3 of 19

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 2057[3,4,5]	USD614	$611
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 2057[3,4,5]	646	650
New Residential Mortgage Loan Trust, Series 2018-3A, Class A1, 4.50% 2058[3,4,5]	512	514
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 2059[3,4,5]	13,646	13,214
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75% 2059[3,4,5]	1,852	1,803
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 1.756% 2055[3,4,5]	26,649	26,401
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2032[3,5]	7,687	7,560
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2032[3,5]	7,365	7,153
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 2056[3,4,5]	11,452	10,649
Progress Residential Trust, Series 2019-SFR3, Class A, 2.271% 2036[3,5]	20,825	20,176
Progress Residential Trust, Series 2020-SFR2, Class A, 2.078% 2037[3,5]	3,365	3,204
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 2039[3,5]	1,860	1,772
Provident Funding Mortgage Trust, Series 2021-INV1, Class A3, 2.50% 2051[3,4,5]	1,020	942
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 2031[3,4,5]	5,615	5,430
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[3,4,5]	2,563	2,504
Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 2054[3,4,5]	948	949
Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.75% 2055[3,4,5]	14	14
Towd Point Mortgage Trust, Series 2016-1, Class A3B, 3.00% 2055[3,4,5]	28	28
Towd Point Mortgage Trust, Series 2016-1, Class M1, 3.50% 2055[3,4,5]	17,175	17,184
Towd Point Mortgage Trust, Series 2015-5, Class M1, 3.50% 2055[3,4,5]	1,883	1,881
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 2055[3,4,5]	10,847	10,846
Towd Point Mortgage Trust, Series 2015-4, Class M1, 3.75% 2055[3,4,5]	1,974	1,978
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 2056[3,4,5]	40	40
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[3,4,5]	115	115
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 2056[3,4,5]	103	103
Towd Point Mortgage Trust, Series 2016-4, Class M2, 3.75% 2056[3,4,5]	2,538	2,481
Towd Point Mortgage Trust, Series 2017-5, Class A1, 1.606% 2057[3,4,5]	2,293	2,272
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[3,4,5]	408	407
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[3,4,5]	173	171
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75% 2057[3,4,5]	116	116
Towd Point Mortgage Trust, Series 2017-3, Class M1, 3.50% 2057[3,4,5]	2,300	2,249
Towd Point Mortgage Trust, Series 2017-2, Class M1, 3.75% 2057[3,4,5]	6,818	6,717
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD-LIBOR + 1.00%) 2.006% 2058[3,4,5]	2,460	2,444
Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00% 2058[3,4,5]	2,419	2,347
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[3,4,5]	9,075	8,976
Towd Point Mortgage Trust, Series 2018-5, Class A1, 3.25% 2058[3,4,5]	437	425
Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 2058[3,4,5]	5,069	5,009
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 2058[3,4,5]	4,129	4,083
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[3,5]	4,256	3,972
Towd Point Mortgage Trust, Series 2015-2, Class 1M1, 3.25% 2060[3,4,5]	1,774	1,773
Tricon Residential, Series 2021-SFR1, Class A, 1.943% 2038[3,5]	1,562	1,437
Verus Securitization Trust, Series 2020-2, Class A1, 2.226% 2060[3,4,5]	514	507
		593,344
Federal agency mortgage-backed obligations 4.66%
Fannie Mae Pool #AD2028 4.50% 2025[3]	366	376
Fannie Mae Pool #555538 2.607% 2033[3,4]	257	257
Fannie Mae Pool #888521 2.40% 2034[3,4]	433	450
Fannie Mae Pool #889579 6.00% 2038[3]	1,149	1,264
Fannie Mae Pool #889983 6.00% 2038[3]	484	526
Fannie Mae Pool #AL0095 6.00% 2038[3]	38	42
Fannie Mae Pool #AI8806 5.00% 2041[3]	817	867
Fannie Mae Pool #AB9584 3.50% 2043[3]	4	4
Fannie Mae Pool #BK2010 4.00% 2048[3]	15	15
Short-Term Bond Fund of America — Page 4 of 19

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BK5305 4.00% 2048[3]	USD10	$10
Fannie Mae, Series 2015-M4, Class AV2, Multi Family, 2.509% 2022[3,4]	21	21
Fannie Mae, Series 2016-M2, Class AV2, Multi Family, 2.152% 2023[3]	2,553	2,550
Fannie Mae, Series 2016-M3, Class ASQ2, Multi Family, 2.263% 2023[3]	133	133
Fannie Mae, Series 2013-M12, Class APT, Multi Family, 2.405% 2023[3,4]	2,284	2,282
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.542% 2024[3,4]	2,178	2,170
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.553% 2024[3,4]	4,208	4,182
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.575% 2024[3,4]	2,797	2,771
Fannie Mae, Series 2016-M9, Class A1, Multi Family, 2.003% 2026[3]	260	259
Fannie Mae, Series 2016-M5, Class A1, Multi Family, 2.073% 2026[3]	1,584	1,570
Fannie Mae, Series 2016-M11, Class A1, Multi Family, 2.08% 2026[3]	4,642	4,590
Fannie Mae, Series 2016-M12, Class A1, Multi Family, 2.132% 2026[3]	408	408
Fannie Mae, Series 2016-M4, Class A1, Multi Family, 2.187% 2026[3]	741	740
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[3,4]	10	10
Freddie Mac Pool #G14740 5.50% 2024[3]	11	11
Freddie Mac Pool #781228 2.375% 2034[3,4]	257	256
Freddie Mac Pool #782818 2.375% 2034[3,4]	192	201
Freddie Mac Pool #A23893 5.50% 2034[3]	201	212
Freddie Mac Pool #1H2524 2.51% 2035[3,4]	506	526
Freddie Mac Pool #848365 2.337% 2036[3,4]	398	416
Freddie Mac Pool #848751 2.441% 2036[3,4]	128	133
Freddie Mac Pool #1L1292 2.505% 2036[3,4]	507	508
Freddie Mac Pool #G02162 5.50% 2036[3]	109	117
Freddie Mac Pool #760014 2.795% 2045[3,4]	513	515
Freddie Mac Pool #SI2002 4.00% 2048[3]	83	84
Freddie Mac, Series K030, Class A2, Multi Family, 3.25% 2023[3]	488	491
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 2023[3]	2,090	2,108
Freddie Mac, Series K727, Class A2, Multi Family, 2.946% 2024[3]	1,600	1,604
Freddie Mac, Series K037, Class A2, Multi Family, 3.49% 2024[3]	2,000	2,016
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[3]	839	835
Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 2025[3]	750	748
Freddie Mac, Series K052, Class A2, Multi Family, 3.151% 2025[3]	2,075	2,078
Freddie Mac, Series K057, Class A2, Multi Family, 2.57% 2026[3]	30	29
Freddie Mac, Series K054, Class A2, Multi Family, 2.745% 2026[3]	400	395
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[3]	4,605	4,616
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[3,4]	10	10
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[3]	8,272	8,148
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[3,4]	8,132	7,976
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[3,4]	5,453	5,351
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[3,4]	16	15
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[3]	6,898	6,915
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[3]	12	12
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[3]	4,714	4,819
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[3]	9,599	9,597
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[3]	1,269	1,271
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MA, 3.50% 2058[3]	60	60
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[3]	1,889	1,860
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[3]	13,879	13,977
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[3]	730	712
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[3]	2,247	2,252
Government National Mortgage Assn. 5.00% 2052[3,7]	80,990	83,236
Government National Mortgage Assn. 5.00% 2052[3,7]	4,010	4,140
Government National Mortgage Assn. Pool #MA5653 5.00% 2048[3]	2,130	2,210
Government National Mortgage Assn. Pool #MA5332 5.00% 2048[3]	49	51
Short-Term Bond Fund of America — Page 5 of 19

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #MA5878 5.00% 2049[3]	USD1,506	$1,563
Government National Mortgage Assn. Pool #MA5765 5.00% 2049[3]	472	490
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[3]	45	47
Government National Mortgage Assn. Pool #714621 5.46% 2059[3]	119	125
Government National Mortgage Assn. Pool #710077 4.70% 2061[3]	3	3
Government National Mortgage Assn. Pool #710074 4.72% 2061[3]	2	2
Government National Mortgage Assn. Pool #725876 4.868% 2061[3]	—[8]	1
Government National Mortgage Assn. Pool #725879 4.883% 2061[3]	1	1
Government National Mortgage Assn. Pool #710085 5.035% 2061[3]	3	3
Government National Mortgage Assn. Pool #721648 5.05% 2061[3]	3	3
Government National Mortgage Assn. Pool #AC1008 4.353% 2063[3]	1	1
Government National Mortgage Assn. Pool #AC0975 4.354% 2063[3]	2	2
Government National Mortgage Assn. Pool #AG8060 4.383% 2063[3]	15	15
Government National Mortgage Assn. Pool #AG8041 4.384% 2063[3]	15	15
Government National Mortgage Assn. Pool #776094 4.852% 2063[3]	2	2
Government National Mortgage Assn. Pool #AG8149 2.218% 2064[3,4]	208	209
Government National Mortgage Assn. Pool #AG8069 4.328% 2064[3]	13	14
Government National Mortgage Assn. Pool #AG8081 4.33% 2064[3]	14	14
Government National Mortgage Assn. Pool #AC1026 4.352% 2064[3]	2	2
Government National Mortgage Assn. Pool #AG8082 4.38% 2064[3]	15	15
Government National Mortgage Assn. Pool #AG8070 4.383% 2064[3]	15	15
Government National Mortgage Assn. Pool #767680 4.523% 2064[3]	29	30
Government National Mortgage Assn. Pool #AG8076 4.741% 2064[3]	2	2
Government National Mortgage Assn. Pool #AA7554 6.64% 2064[3]	21	21
Government National Mortgage Assn. Pool #AO0461 4.632% 2065[3]	58	58
Government National Mortgage Assn., Series 2012-H20, Class PT, 1.974% 2062[3,4]	13,784	13,754
Government National Mortgage Assn., Series 2012-H12, Class FT, (1-year CMT Weekly Rate + 0.70%) 2.253% 2062[3,4]	825	823
Government National Mortgage Assn., Series 2014-H08, Class FT, (1-year CMT Weekly Rate + 0.60%) 2.27% 2064[3,4]	4,726	4,707
JPMorgan Structured Financing Trust, Series 2021-EBO1, Class A, (1-month USD-LIBOR + 1.00%) 1.749% 2022[3,4,5,9,10]	466	466
Uniform Mortgage-Backed Security 3.50% 2052[3,7]	19	18
Uniform Mortgage-Backed Security 3.50% 2052[3,7]	1	1
Uniform Mortgage-Backed Security 4.00% 2052[3,7]	93,242	92,988
Uniform Mortgage-Backed Security 4.00% 2052[3,7]	3,900	3,881
Uniform Mortgage-Backed Security 4.00% 2052[3,7]	169	169
Uniform Mortgage-Backed Security 4.50% 2052[3,7]	208,796	211,888
Uniform Mortgage-Backed Security 4.50% 2052[3,7]	21,284	21,549
		548,905
Commercial mortgage-backed securities 2.53%
Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 2048[3]	500	496
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.218% 2033[3,5]	5,500	5,322
Boca Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.769%) 2.27% 2039[3,4,5]	3,324	3,324
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 2.68% 2037[3,4,5]	2,723	2,658
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.11%) 2.865% 2027[3,4,5]	4,773	4,773
BX Trust, Series 2021-SDMF, Class A, (1-month USD-LIBOR + 0.589%) 1.464% 2034[3,4,5]	27,861	26,600
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 1.575% 2036[3,4,5]	21,661	20,663
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 1.774% 2036[3,4,5]	8,798	8,365
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 1.545% 2038[3,4,5]	4,783	4,596
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 1.725% 2038[3,4,5]	17,514	16,925
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 1.745% 2038[3,4,5]	1,361	1,295
Short-Term Bond Fund of America — Page 6 of 19

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
BXP Trust, Series 2017-GM, Class A, 3.379% 2039[3,5]	USD1,000	$957
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class AS, 3.683% 2045[3,5]	1,000	999
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class B, 3.732% 2046[3,4]	1,094	1,094
Citigroup Commercial Mortgage Trust, Series 2013-CG15, Class A4, 4.371% 2046[3,4]	1,550	1,562
Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class B, 5.095% 2046[3,4]	1,255	1,259
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4, 3.622% 2047[3]	500	497
Citigroup Commercial Mortgage Trust, Series 2014-CG19, Class A4, 4.023% 2047[3]	1,000	1,005
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 2058[3]	5,390	5,311
Commercial Mortgage Trust, Series 2013-CR6, Class B, 3.397% 2046[3,5]	3,250	3,223
Commercial Mortgage Trust, Series 2013-CR7, Class C, 4.061% 2046[3,4,5]	460	457
Commercial Mortgage Trust, Series 2013-CC10, Class B, 4.90% 2046[3,4,5]	2,750	2,762
Commercial Mortgage Trust, Series 2014-CR20, Class A4, 3.59% 2047[3]	1,800	1,786
Commercial Mortgage Trust, Series 2014-CR16, Class A3, 3.775% 2047[3]	731	732
Commercial Mortgage Trust, Series 2014-CR18, Class A5, 3.828% 2047[3]	12,500	12,526
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 2049[3]	4,000	3,863
Commercial Mortgage Trust, Series 2015-PC1, Class A4, 3.62% 2050[3]	1,573	1,561
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 2057[3]	1,113	1,089
Ellington Financial Mortgage Trust, Series 2020-1, Class A1, 2.006% 2065[3,4,5]	596	585
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.955% 2038[3,4,5]	6,676	6,536
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 2036[3,5]	2,400	2,320
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 1.795% 2025[3,4,5]	1,830	1,786
GS Mortgage Securities Trust, Series 2013-GC12, Class A4, 3.135% 2046[3]	1,173	1,168
GS Mortgage Securities Trust, Series 2013-GC10, Class B, 3.682% 2046[3,5]	1,260	1,256
GS Mortgage Securities Trust, Series 2013-GC14, Class A5, 4.243% 2046[3]	2,544	2,557
GS Mortgage Securities Trust, Series 2013-GC16, Class A4, 4.271% 2046[3]	890	896
GS Mortgage Securities Trust, Series 2020-GS1, Class A2, 3.47% 2048[3]	1,460	1,442
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 2.025% 2038[3,4,5]	4,500	4,397
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A4, 3.997% 2047[3]	948	950
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 2048[3]	3,500	3,393
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 2039[3,5]	9,132	8,530
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.166% 2046[3]	940	944
La Quinta Mortgage Trust, Series 2022-LAQ, Class A, (1-month USD CME Term SOFR + 1.724%) 2.52% 2039[3,4,5]	756	743
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 1.925% 2038[3,4,5]	7,227	6,999
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 2039[3,5]	7,193	6,422
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 1.676% 2026[3,4,5]	12,421	12,054
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.102% 2046[3]	3,000	2,988
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.708% 2046[3,4]	1,511	1,500
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A-4, 4.039% 2046[3]	10,000	10,038
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.151% 2046[3,4]	2,000	1,989
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A4, 4.259% 2046[3,4]	7,963	7,993
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A4, 3.443% 2047[3]	395	393
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A4, 3.60% 2047[3]	194	194
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 2047[3]	2,000	1,997
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B, 4.00% 2047[3,4]	6,985	6,873
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A4, 3.134% 2048[3]	11,390	11,378
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4, 3.249% 2048[3]	1,250	1,231
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class A4, 3.338% 2048[3]	4,000	3,950
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class ASB, 3.383% 2048[3]	576	577
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class ASB, 3.354% 2052[3]	1,500	1,481
Motel 6 Trust, Series 2021-MTL6, Class A, (1-month USD-LIBOR + 0.90%) 1.775% 2038[3,4,5]	1,548	1,512
Motel 6 Trust, Series 2021-MTL6, Class B, (1-month USD-LIBOR + 1.20%) 2.075% 2038[3,4,5]	550	535
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD-LIBOR + 0.577%) 1.451% 2036[3,4,5]	8,572	8,158
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 1.606% 2038[3,4,5]	5,890	5,726
Short-Term Bond Fund of America — Page 7 of 19

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Storagemart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 1.796% 2039[3,4,5]	USD9,312	$9,004
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3, 2.918% 2045[3]	37	37
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 2049[3]	5,160	4,986
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4, 3.548% 2050[3]	957	942
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 2050[3]	2,000	1,991
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class A3, 2.87% 2045[3]	631	630
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class AS, 3.241% 2045[3]	313	310
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class B, 3.553% 2045[3]	1,250	1,241
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class B, 3.714% 2045[3,4]	250	249
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B, 4.311% 2045[3]	6,000	5,990
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class A5, 3.631% 2047[3]	581	579
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101% 2047[3]	1,580	1,593
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class A4, 3.198% 2048[3]	1,204	1,203
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class B, 3.863% 2048[3,4]	1,250	1,250
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 2057[3]	1,490	1,479
		298,675
Total mortgage-backed obligations		1,440,924
Corporate bonds, notes & loans 10.47% Financials 6.16%
ACE INA Holdings, Inc. 2.875% 2022	1,275	1,279
ACE INA Holdings, Inc. 3.35% 2026	1,275	1,273
American Express Co. 1.65% 2026	9,000	8,301
Bank of America Corp. 0.523% 2024 (USD-SOFR + 0.41% on 6/14/2023)[6]	10,000	9,716
Bank of America Corp. 1.53% 2025 (USD-SOFR + 0.65% on 12/6/2024)[6]	10,000	9,461
Bank of America Corp. 1.843% 2025 (USD-SOFR + 0.67% on 2/4/2024)[6]	6,000	5,843
Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[6]	11,225	10,237
Bank of Nova Scotia 1.45% 2025	9,000	8,557
Bank of Nova Scotia 1.35% 2026	7,000	6,357
Citigroup, Inc. 2.014% 2026 (USD-SOFR + 0.694% on 1/25/2025)[6]	7,000	6,667
Dexia Credit Local SA, 0.50% 2024[5]	11,000	10,499
Goldman Sachs Group, Inc. 1.757% 2025 (USD-SOFR + 0.73% on 1/24/2024)[6]	8,000	7,783
Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)[6]	4,075	3,691
Groupe BPCE SA 1.625% 2025[5]	6,000	5,709
Groupe BPCE SA 1.00% 2026[5]	11,000	9,902
Guardian Life Global Funding 0.875% 2025[5]	8,000	7,271
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[6]	20,000	19,946
Intercontinental Exchange, Inc. 3.65% 2025	2,500	2,534
Intercontinental Exchange, Inc. 4.00% 2027	2,500	2,519
JPMorgan Chase & Co. 0.563% 2025 (USD-SOFR + 0.375% on 2/16/2024)[6]	12,300	11,727
JPMorgan Chase & Co. 0.768% 2025 (USD-SOFR + 0.49% on 8/9/2024)[6]	12,500	11,761
JPMorgan Chase & Co. 4.08% 2026 (USD-SOFR + 1.32% on 4/26/2025)[6]	15,000	15,110
JPMorgan Chase & Co. 2.947% 2028 (USD-SOFR + 1.17% on 2/24/2027)[6]	2,500	2,380
Lloyds Banking Group PLC 0.695% 2024 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.55% on 5/11/2023)[6]	12,000	11,695
Met Tower Global Funding 0.70% 2024[5]	25,000	23,856
Met Tower Global Funding 1.25% 2026[5]	20,000	18,081
Metropolitan Life Global Funding I 0.40% 2024[5]	13,575	13,009
Metropolitan Life Global Funding I 3.60% 2024[5]	7,007	7,050
Metropolitan Life Global Funding I 0.95% 2025[5]	905	841
Metropolitan Life Global Funding I 1.875% 2027[5]	18,000	16,697
Morgan Stanley 0.529% 2024 (USD-SOFR + 0.455% on 1/25/2023)[6]	13,000	12,783
Short-Term Bond Fund of America — Page 8 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Morgan Stanley 0.791% 2025 (USD-SOFR + 0.509% on 1/22/2024)[6]	USD22,500	$21,535
Morgan Stanley 1.164% 2025 (USD-SOFR + 0.56% on 10/21/2024)[6]	19,129	18,015
Morgan Stanley 2.475% 2028 (USD-SOFR + 1.00% on 1/21/2027)[6]	6,360	5,930
National Australia Bank, Ltd. 1.388% 2025[5]	20,000	19,078
National Australia Bank, Ltd. 1.887% 2027[5]	6,000	5,536
National Securities Clearing Corp. 0.40% 2023[5]	40,000	38,474
Natwest Markets PLC 0.80% 2024[5]	20,000	18,794
New York Life Global Funding 2.25% 2022[5]	2,760	2,763
New York Life Global Funding 0.90% 2024[5]	20,000	18,992
New York Life Global Funding 0.95% 2025[5]	17,680	16,450
New York Life Global Funding 0.85% 2026[5]	10,000	9,124
Nordea Bank AB 3.60% 2025[5]	15,000	14,999
Northwestern Mutual Global Funding 0.60% 2024[5]	10,000	9,562
Northwestern Mutual Global Funding 0.80% 2026[5]	16,215	14,758
Royal Bank of Canada 0.425% 2024	18,632	17,939
Royal Bank of Canada 0.75% 2024	8,000	7,553
Royal Bank of Canada 1.20% 2026	10,000	9,100
Skandinaviska Enskilda Banken AB 2.20% 2022[5]	30,000	29,993
Sumitomo Mitsui Financial Group, Inc. 3.936% 2023	14,846	15,040
Swedbank AB 0.85% 2024[5]	20,000	19,167
Toronto-Dominion Bank 0.30% 2023	22,785	22,292
Toronto-Dominion Bank 0.75% 2023	14,417	14,164
Toronto-Dominion Bank 1.15% 2025	7,208	6,735
Toronto-Dominion Bank 1.45% 2025	15,000	14,319
Toronto-Dominion Bank 1.20% 2026	10,000	9,093
Toronto-Dominion Bank 1.25% 2026	9,825	8,856
Toronto-Dominion Bank 1.95% 2027	7,000	6,461
UBS AG 0.375% 2023[5]	20,000	19,537
UBS AG 0.70% 2024[5]	20,000	18,946
Wells Fargo & Company 3.908% 2026 (USD-SOFR + 1.32% on 4/25/2025)[6]	8,788	8,791
Wells Fargo & Company 3.526% 2028 (USD-SOFR + 1.51% on 3/24/2027)[6]	1,707	1,661
		726,192
Consumer discretionary 1.69%
Amazon.com, Inc. 0.25% 2023	9,210	9,047
Amazon.com, Inc. 0.45% 2024	9,210	8,836
Amazon.com, Inc. 0.80% 2025	8,635	8,124
American Honda Finance Corp. 0.65% 2023	13,250	12,936
American Honda Finance Corp. 0.875% 2023	1,000	982
American Honda Finance Corp. 3.625% 2023	8,621	8,713
American Honda Finance Corp. 0.55% 2024	12,250	11,618
American Honda Finance Corp. 0.75% 2024	16,000	15,222
American Honda Finance Corp. 1.20% 2025	764	715
Bayerische Motoren Werke AG 3.45% 2023[5]	13,235	13,315
Bayerische Motoren Werke AG 0.75% 2024[5]	18,750	17,810
Bayerische Motoren Werke AG 0.80% 2024[5]	13,735	13,192
Daimler Trucks Finance North America, LLC 0.78% 2024 (USD-SOFR + 1.00% on 10/7/2022)[4,5]	20,000	20,046
Daimler Trucks Finance North America, LLC 2.00% 2026[5]	8,525	7,850
Toyota Motor Credit Corp. 0.50% 2023	1,500	1,463
Toyota Motor Credit Corp. 2.90% 2023	4,000	4,011
Toyota Motor Credit Corp. 0.45% 2024	21,773	21,015
Short-Term Bond Fund of America — Page 9 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Toyota Motor Credit Corp. 0.625% 2024	USD15,000	$14,259
Toyota Motor Credit Corp. 0.80% 2026	10,695	9,762
		198,916
Health care 0.65%
AstraZeneca Finance, LLC 0.70% 2024	15,000	14,370
AstraZeneca PLC (3-month USD-LIBOR + 0.665%) 2.109% 2023[4]	11,772	11,813
AstraZeneca PLC 0.70% 2026	1,112	1,007
Bristol-Myers Squibb Company 2.90% 2024	9,005	9,025
Cigna Corp. 1.25% 2026	8,522	7,806
Gilead Sciences, Inc. 1.65% 2030	156	132
Merck & Co., Inc. 1.70% 2027	5,889	5,462
Novartis Capital Corp. 1.75% 2025	10,420	10,162
Novartis Capital Corp. 2.00% 2027	3,656	3,468
UnitedHealth Group, Inc. 1.15% 2026	6,081	5,608
UnitedHealth Group, Inc. 3.70% 2027	7,944	8,034
		76,887
Consumer staples 0.52%
7-Eleven, Inc. 0.625% 2023[5]	10,695	10,549
Nestlé Holdings, Inc. 0.606% 2024[5]	20,000	18,984
Nestlé Holdings, Inc. 0.625% 2026[5]	8,000	7,277
Nestlé Holdings, Inc. 1.15% 2027[5]	11,000	9,974
Philip Morris International, Inc. 2.50% 2022	1,250	1,252
Philip Morris International, Inc. 2.875% 2024	4,000	4,007
Procter & Gamble Company 0.55% 2025	7,937	7,347
Procter & Gamble Company 1.00% 2026	2,389	2,212
		61,602
Information technology 0.47%
Apple, Inc. 0.55% 2025	1,100	1,023
Apple, Inc. 1.125% 2025	4,352	4,145
Apple, Inc. 0.70% 2026	14,135	13,056
Intuit, Inc. 0.95% 2025	3,955	3,690
Microsoft Corp. 2.875% 2024	20,974	21,084
PayPal Holdings, Inc. 3.90% 2027	2,756	2,793
salesforce.com, inc. 0.625% 2024	10,000	9,544
		55,335
Utilities 0.33%
Duke Energy Progress, LLC 3.375% 2023	11,846	11,880
Entergy Louisiana, LLC 0.95% 2024	16,000	15,168
Southern California Edison Co. 0.975% 2024	6,375	6,073
Southern California Edison Co. 1.10% 2024	6,511	6,267
		39,388
Energy 0.18%
Chevron USA, Inc. 0.426% 2023	1,100	1,074
Chevron USA, Inc. 0.687% 2025	390	363
ConocoPhillips 2.40% 2025	2,000	1,965
Exxon Mobil Corp. 1.571% 2023	10,200	10,163
Exxon Mobil Corp. 2.019% 2024	5,125	5,052
Short-Term Bond Fund of America — Page 10 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Saudi Arabian Oil Co. 1.25% 2023[5]	USD640	$623
Saudi Arabian Oil Co. 1.625% 2025[5]	2,690	2,527
		21,767
Real estate 0.14%
Public Storage 2.37% 2022	2,770	2,771
Public Storage (USD-SOFR + 0.47%) 0.78% 2024[4]	13,770	13,751
		16,522
Industrials 0.14%
Honeywell International, Inc. 0.483% 2022	1,840	1,836
Siemens AG 0.65% 2024[5]	15,000	14,435
		16,271
Communication services 0.13%
Alphabet, Inc. 0.45% 2025	445	414
Alphabet, Inc. 0.80% 2027	3,315	2,957
SBA Tower Trust 1.631% 2026[5]	6,741	6,083
Tencent Holdings, Ltd. 1.81% 2026[5]	6,000	5,557
		15,011
Materials 0.06%
Air Products and Chemicals, Inc. 1.50% 2025	6,815	6,460
Total corporate bonds, notes & loans		1,234,351
Asset-backed obligations 9.93%
Aesop Funding, LLC, Series 2017-2A, Class A, 2.97% 2024[3,5]	7,225	7,219
Aesop Funding, LLC, Series 2018-1A, Class A, 3.70% 2024[3,5]	1,080	1,083
Aesop Funding, LLC, Series 2019-2A, Class A, 3.35% 2025[3,5]	12,965	12,780
Aesop Funding, LLC, Series 2018-2A, Class A, 4.00% 2025[3,5]	12,750	12,847
Aesop Funding, LLC, Series 2020-1A, Class A, 2.33% 2026[3,5]	1,250	1,199
Aesop Funding, LLC, Series 2019-3A, Class A, 2.36% 2026[3,5]	2,280	2,188
Aesop Funding, LLC, Series 2020-2, Class A, 2.02% 2027[3,5]	10,786	10,022
Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.88% 2025[3,5]	13,197	12,989
Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 2026[3,5]	22,156	21,151
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 2026[3,5]	11,095	10,856
AGL CLO, Ltd., Series 2022-18A, Class A1, (3-month USD CME Term SOFR + 1.32%) 2.438% 2031[3,4,5]	17,029	17,029
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 1.994% 2030[3,4,5]	10,524	10,458
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 1.994% 2030[3,4,5]	7,947	7,828
American Credit Acceptance Receivables Trust, Series 2021-1, Class B, 0.61% 2025[3,5]	976	975
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786% 2036[3,5]	9,410	9,391
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 2052[3,5]	13,912	13,787
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 2052[3,5]	1,521	1,517
AmeriCredit Automobile Receivables Trust, Series 2020-2, Class A3, 0.66% 2024[3]	3,043	3,027
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 2.056% 2028[3,4,5]	12,293	12,137
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 2.478% 2030[3,4,5]	20,775	20,500
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 2031[3,5]	1,568	1,553
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[3,5]	5,147	4,863
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 2034[3,5]	6,166	5,887
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 2034[3,5]	650	586
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2035[3,5]	6,335	6,199
CarMaxAuto Owner Trust, Series 2019-2, Class A3, 2.68% 2024[3]	2,987	2,994
CarMaxAuto Owner Trust, Series 2019-2, Class A4, 2.77% 2024[3]	2,485	2,487
Carvana Auto Receivables Trust, Series 2021-P1, Class A3, 0.54% 2025[3]	651	640
Short-Term Bond Fund of America — Page 11 of 19

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 2028[3]	USD554	$530
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 2037[3,5]	1,496	1,365
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 2.195% 2030[3,4,5]	25,492	25,166
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 2060[3,5]	18,840	17,306
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 2061[3,5]	13,108	11,831
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 2045[3,5]	3,746	3,402
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 2045[3,5]	1,175	1,072
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 2045[3,5]	8,048	7,295
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[3,4,5]	61	61
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 2026[3,5]	15,180	15,118
CPS Auto Receivables Trust, Series 2020-B, Class C, 3.30% 2026[3,5]	333	334
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A, 1.37% 2029[3,5]	13,682	13,540
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[3,5]	14,007	13,970
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 2030[3,5]	10,100	9,688
Drive Auto Receivables Trust, Series 2021-3, Class A2, 0.52% 2025[3]	12,888	12,810
Drive Auto Receivables Trust, Series 2020-2, Class B, 1.42% 2025[3]	665	665
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28% 2026[3]	4,085	4,073
Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 2026[3]	2,274	2,274
Drivetime Auto Owner Trust, Series 2021-1A, Class A, 0.35% 2025[3,5]	4,734	4,717
Drivetime Auto Owner Trust, Series 2021-2A, Class A, 0.41% 2025[3,5]	3,889	3,862
Drivetime Auto Owner Trust, Series 2021-1A, Class B, 0.62% 2025[3,5]	1,322	1,299
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 2025[3,5]	52	52
Drivetime Auto Owner Trust, Series 2020-2A, Class B, 2.08% 2026[3,5]	2,361	2,360
Drivetime Auto Owner Trust, Series 2022-2A, Class A, 2.88% 2026[3,5]	10,002	9,986
Drivetime Auto Owner Trust, Series 2020-2A, Class C, 3.28% 2026[3,5]	1,617	1,614
Drivetime Auto Owner Trust, Series 2022-2A, Class C, 4.72% 2028[3,5]	6,000	5,952
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD-LIBOR + 0.98%) 2.024% 2028[3,4,5]	21,773	21,593
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 2045[3,5]	942	851
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 2028[3,5]	18,012	17,807
Exeter Automobile Receivables Trust, Series 2017-3A, Class C, 3.68% 2023[3,5]	365	365
Exeter Automobile Receivables Trust, Series 2021-4A, Class A3, 0.68% 2025[3]	12,566	12,438
Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.28% 2025[3,5]	2,126	2,131
First Investors Auto Owner Trust, Series 2021-1A, Class A, 0.45% 2026[3,5]	2,161	2,136
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 2027[3,5]	2,845	2,827
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[3,5]	8,387	7,722
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 2038[3,5]	1,742	1,603
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[3,5]	9,391	9,424
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[3,5]	1,857	1,789
FREED ABS Trust, Series 2021-2, Class A, 0.68% 2028[3,5]	104	103
Freedom Financial, Series 2021-3FP, Class A, 0.62% 2028[3,5]	468	465
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 2045[3,5]	16,029	14,909
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 2046[3,5]	4,848	4,357
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[3,5]	22,022	20,323
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[3,5]	19,921	18,420
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[3,5]	19,314	17,434
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 2041[3,5]	6,434	5,777
GM Financial Automobile Leasing Trust, Series 2020-2, Class A3, 0.80% 2023[3]	1,882	1,878
GM Financial Automobile Leasing Trust, Series 2019-4, Class B, 2.04% 2025[3]	4,331	4,293
GM Financial Automobile Leasing Trust, Series 2019-4, Class C, 2.24% 2025[3]	3,130	3,104
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[3,5]	30,495	28,834
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 2025[3,5]	3,660	3,427
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 2026[3,5]	20,181	19,114
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class B, 2.19% 2026[3,5]	1,811	1,699
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 2026[3,5]	26,860	26,577
Short-Term Bond Fund of America — Page 12 of 19

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 2027[3,5]	USD18,970	$17,136
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 2027[3,5]	857	769
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 2028[3,5]	3,000	2,941
Invitation Homes Trust, Series 2018-SFR1, Class A, (1-month USD-LIBOR + 0.70%) 1.575% 2037[3,4,5]	834	823
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 2026[3,5]	10,229	9,966
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 2026[3,5]	730	692
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 2.044% 2029[3,4,5]	7,058	7,016
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 2.098% 2030[3,4,5]	30,860	30,552
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 2.194% 2029[3,4,5]	14,690	14,598
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54% 2026[3,5]	7,800	7,525
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 2026[3,5]	12,936	12,531
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[3,5]	3,319	3,074
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 2069[3,5]	5,655	5,285
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 2069[3,5]	11,607	10,632
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[3,5]	11,350	10,624
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2070[3,5]	6,170	5,698
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 2070[3,5]	18,440	17,272
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 2062[3,5]	19,683	18,304
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[3,5]	15,173	14,127
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[3,5]	30,467	28,019
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[3,5]	61,588	55,027
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 2.154% 2030[3,4,5]	5,412	5,345
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 2027[3,5]	8,688	8,305
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 2028[3,5]	9,200	8,666
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 2031[3,5]	8,636	8,069
Option One Mortgage Loan Trust, Series 2005-3, Class M2, (1-month USD-LIBOR + 0.735%) 1.741% 2035[3,4]	1,756	1,750
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 2.524% 2028[3,4,5]	23,442	23,354
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD-LIBOR + 0.80%) 1.844% 2029[3,4,5]	11,428	11,288
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.963% 2029[3,4,5]	2,696	2,670
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 2.444% 2029[3,4,5]	4,278	4,172
Palmer Square Loan Funding, CLO, Series 2022-1A, Class A1, (3-month USD CME Term SOFR + 1.05%) 1.284% 2030[3,4,5]	5,891	5,834
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD-LIBOR + 1.25%) 2.256% 2051[3,4,5]	1,920	1,892
Progress Residential Trust, Series 2019-SFR4, Class A, 2.687% 2036[3,5]	471	460
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 1.984% 2030[3,4,5]	23,025	22,839
Santander Consumer Auto Receivables Trust, Series 2020-A, Class A, 1.37% 2024[3,5]	2,802	2,797
Santander Drive Auto Receivables Trust, Series 2021-3, Class A2, 0.29% 2024[3]	377	377
Santander Drive Auto Receivables Trust, Series 2020-1, Class B, 3.03% 2024[3]	854	854
Santander Drive Auto Receivables Trust, Series 2018-3, Class D, 4.07% 2024[3]	9,733	9,759
Santander Drive Auto Receivables Trust, Series 2019-3, Class C, 2.49% 2025[3]	533	533
Santander Drive Auto Receivables Trust, Series 2022-3, Class A2, 2.76% 2025[3]	7,871	7,860
Santander Drive Auto Receivables Trust, Series 2018-4, Class D, 3.98% 2025[3]	18,614	18,689
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[3,5]	2,572	2,318
SMB Private Education Loan Trust, Series 2021-A, Class A1, (1-month USD-LIBOR + 0.50%) 1.375% 2053[3,4,5]	191	191
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 2.124% 2030[3,4,5]	16,955	16,769
Sprite, Ltd., Series 2021-1, Class A, 3.75% 2046[3,5]	9,570	8,529
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2033[3,5]	4,061	3,845
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[3,5]	18,525	17,420
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 2045[3,5]	3,932	3,591
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[3,5]	3,841	3,522
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 2045[3,5]	357	339
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2046[3,5]	2,270	2,009
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[3,5]	9,407	8,525
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[3,5]	10,000	9,818
Short-Term Bond Fund of America — Page 13 of 19

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 2045[3,5]	USD15,158	$13,741
Verizon Owner Trust, Series 2019-C, Class A1A, 1.94% 2024[3]	1,623	1,623
Westlake Automobile Receivables Trust, Series 2021-3A, Class A2, 0.57% 2024[3,5]	18,926	18,744
Westlake Automobile Receivables Trust, Series 2020-2, Class B, 1.32% 2025[3,5]	4,047	4,040
Westlake Automobile Receivables Trust, Series 2020-2, Class C, 2.01% 2025[3,5]	2,110	2,091
		1,171,173
Bonds & notes of governments & government agencies outside the U.S. 5.51%
Asian Development Bank 0.625% 2024	14,766	14,066
Asian Development Bank 2.875% 2025	17,241	17,274
Asian Development Bank 1.00% 2026	19,197	17,892
Caisse d’Amortissement de la Dette Sociale 1.125% 2024[5]	50,000	47,991
Canada 2.875% 2025	40,740	40,848
Canada 0.75% 2026	23,510	21,667
CPPIB Capital, Inc. 0.875% 2026[5]	10,154	9,291
Denmark (Kingdom of) 0.125% 2022[5]	10,480	10,413
Denmark (Kingdom of) 0.125% 2022	7,850	7,800
Development Bank of Japan, Inc. 1.75% 2025[5]	14,294	13,836
Development Bank of Japan, Inc. 1.25% 2026[5]	17,276	15,998
European Bank for Reconstruction & Development 0.50% 2025	13,500	12,610
European Investment Bank 2.00% 2022	9,000	9,013
European Investment Bank 2.25% 2022	6,000	6,009
European Investment Bank 2.25% 2024	8,479	8,424
European Investment Bank 0.375% 2025	8,000	7,354
European Investment Bank 1.625% 2025	4	4
European Investment Bank 2.75% 2025	21,112	21,083
European Stability Mechanism 2.125% 2022[5]	28,324	28,363
European Stability Mechanism 0.375% 2025[5]	5,282	4,873
Inter-American Development Bank 1.75% 2022	15,000	15,015
Inter-American Development Bank 0.50% 2024	16,577	15,764
Inter-American Development Bank 0.625% 2025	13,000	12,154
International Bank for Reconstruction and Development 0.75% 2025	12,933	12,241
International Bank for Reconstruction and Development 1.625% 2025	2	2
International Development Association 2.75% 2023[5]	15,000	15,059
International Development Association 0.375% 2025[5]	10,000	9,223
Japan Bank for International Cooperation 1.75% 2024	3,594	3,505
Japan Bank for International Cooperation 2.875% 2025	19,050	19,008
KfW 0.25% 2023	47,143	46,311
KfW 0.25% 2023	23,990	23,285
KfW 0.50% 2024	20,594	19,607
KfW 1.375% 2024	15,165	14,754
KfW 0.375% 2025	5,753	5,336
Kommunalbanken 0.50% 2024[5]	8,960	8,480
Kommunalbanken 0.375% 2025[5]	29,046	26,758
Kommuninvest i Sverige Aktiebolag 0.25% 2023[5]	17,648	17,188
Kommuninvest i Sverige Aktiebolag 0.50% 2023[5]	19,752	19,342
Kommuninvest i Sverige Aktiebolag 0.375% 2024[5]	25,000	24,097
Ontario Teachers’ Finance Trust 0.875% 2026[5]	13,389	12,187
Ontario Teachers’ Finance Trust 3.00% 2027[5]	10,000	9,930
Quebec (Province of) 0.60% 2025	6,415	5,961
		650,016
Short-Term Bond Fund of America — Page 14 of 19

unaudited
Bonds, notes & other debt instruments (continued) Federal agency bonds & notes 1.12%	Principal amount (000)	Value (000)
Fannie Mae 0.25% 2023	USD22,381	$21,972
Fannie Mae 0.375% 2025	19,044	17,637
Fannie Mae 0.625% 2025	12,100	11,387
Fannie Mae 0.875% 2030	14,375	12,039
Federal Farm Credit Banks 1.125% 2025	19,451	18,678
Federal Farm Credit Banks 1.75% 2025	33,144	32,327
Freddie Mac 0.25% 2023	14,244	13,953
Freddie Mac 0.25% 2023	3,750	3,660
Freddie Mac 0.375% 2023	2	2
		131,655
Municipals 0.25% California 0.06%
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 2025	7,500	7,031
Florida 0.11%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 2025	13,725	12,818
New York 0.08%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 0.492% 2024	9,985	9,543
Total municipals		29,392
Total bonds, notes & other debt instruments (cost: $11,075,697,000)		10,796,640
Short-term securities 11.29% Money market investments 11.29%	Shares
Capital Group Central Cash Fund 0.85%[11,12]	13,315,012	1,331,501
Total short-term securities (cost: $1,331,448,000)		1,331,501
Total investment securities 102.86% (cost: $12,407,145,000)		12,128,141
Other assets less liabilities (2.86)%		(337,411)
Net assets 100.00%		$11,790,730
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 5/31/2022 (000)
30 Day Federal Funds Futures	Long	31	June 2022	USD12,819	$(11)
2 Year U.S. Treasury Note Futures	Long	5,133	September 2022	1,083,584	(772)
5 Year U.S. Treasury Note Futures	Short	11,742	September 2022	(1,326,295)	1,857
10 Year U.S. Treasury Note Futures	Short	1,169	September 2022	(139,641)	642
10 Year Ultra U.S. Treasury Note Futures	Short	1,099	September 2022	(141,204)	788
20 Year U.S. Treasury Bond Futures	Long	37	September 2022	5,159	(38)
30 Year Ultra U.S. Treasury Bond Futures	Long	95	September 2022	14,796	(306)
					$2,160
Short-Term Bond Fund of America — Page 15 of 19

unaudited
Investments in affiliates12

	Value of affiliate at 9/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 5/31/2022 (000)	Dividend income (000)
Short-term securities 11.29%
Money market investments 11.29%
Capital Group Central Cash Fund 0.85%[11]	$863,461	$3,474,392	$3,006,261	$3	$(94)	$1,331,501	$1,820
[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $18,845,000, which represented .16% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,631,100,000, which represented 22.31% of the net assets of the fund.
[6]	Step bond; coupon rate may change at a later date.
[7]	Purchased on a TBA basis.
[8]	Amount less than one thousand.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $466,000, which represented less than .01% of the net assets of the fund.
[10]	Value determined using significant unobservable inputs.
[11]	Rate represents the seven-day yield at 5/31/2022.
[12]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
Short-Term Bond Fund of America — Page 16 of 19

unaudited
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $4,522,497,000. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. As of May 31, 2022, the fund did not have any interest rate swaps. The average month-end notional amount of interest rate swaps while held was $2,616,006,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Short-Term Bond Fund of America — Page 17 of 19

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of May 31, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$6,139,129	$—	$6,139,129
Mortgage-backed obligations	—	1,440,458	466	1,440,924
Corporate bonds, notes & loans	—	1,234,351	—	1,234,351
Asset-backed obligations	—	1,171,173	—	1,171,173
Bonds & notes of governments & government agencies outside the U.S.	—	650,016	—	650,016
Federal agency bonds & notes	—	131,655	—	131,655
Municipals	—	29,392	—	29,392
Short-term securities	1,331,501	—	—	1,331,501
Total	$1,331,501	$10,796,174	$466	$12,128,141

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$3,287	$—	$—	$3,287
Liabilities:
Unrealized depreciation on futures contracts	(1,127)	—	—	(1,127)
Total	$2,160	$—	$—	$2,160
*	Futures contracts are not included in the fund’s investment portfolio.
Short-Term Bond Fund of America — Page 18 of 19

unaudited
Key to abbreviations
Assn. = Association
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
CMT = Constant Maturity Treasury
DAC = Designated Activity Company
Fin. = Finance
LIBOR = London Interbank Offered Rate
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP3-048-0722O-S89764	Short-Term Bond Fund of America — Page 19 of 19